Expense Example, No Redemption - Western Asset Macro Opportunities Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 580
Expense Example, No Redemption, 3 Years	906
Expense Example, No Redemption, 5 Years	1,254
Expense Example, No Redemption, 10 Years	2,233
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	234
Expense Example, No Redemption, 3 Years	721
Expense Example, No Redemption, 5 Years	1,235
Expense Example, No Redemption, 10 Years	2,645
Class FI
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	165
Expense Example, No Redemption, 3 Years	511
Expense Example, No Redemption, 5 Years	881
Expense Example, No Redemption, 10 Years	1,922
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	134
Expense Example, No Redemption, 3 Years	418
Expense Example, No Redemption, 5 Years	723
Expense Example, No Redemption, 10 Years	1,589
Class IS
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	124
Expense Example, No Redemption, 3 Years	387
Expense Example, No Redemption, 5 Years	670
Expense Example, No Redemption, 10 Years	1,477
Class A2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	586
Expense Example, No Redemption, 3 Years	924
Expense Example, No Redemption, 5 Years	1,284
Expense Example, No Redemption, 10 Years	$ 2,296